                       DAILY CASH ACCUMULATION FUND, INC.

           Officers and Directors
           James C. Swain, Chairman and Chief Executive Officer
           Bridget A. Macaskill, Director and President
           Robert G. Avis, Director
           William A. Baker, Director
           Charles Conrad, Jr., Director
           Jon S. Fossel, Director
           Sam Freedman, Director
           Raymond J. Kalinowski, Director
           C. Howard Kast, Director
           Robert M. Kirchner, Director
           Ned M. Steel, Director
           George C. Bowen, Vice President, Treasurer and Assistant Secretary Andrew J. Donohue, Vice President and Secretary
           Dorothy G. Warmack, Vice President
           Carol E. Wolf, Vice President
           Arthur J. Zimmer, Vice President
           Robert J. Bishop, Assistant Treasurer
           Scott T. Farrar, Assistant Treasurer
           Robert G. Zack, Assistant Secretary

           Investment Adviser And Distributor
           Centennial Asset Management Corporation

           Transfer and Shareholder Servicing Agent
           Shareholder Services, Inc.

           Custodian of Portfolio Securities
           Citibank, N.A.

           Independent Auditors
           Deloitte & Touche LLP

           Legal Counsel
           Myer, Swanson, Adams & Wolf, P.C.

           This is a copy of a report to shareholders of Daily Cash Accumulation Fund, Inc. This report must be preceded or accompanied by a Prospectus of Daily Cash Accumulation Fund, Inc. For material information concerning the Fund, see the Prospectus.

           For shareholder servicing call:
           1-800-525-9310 (in U.S.)
           303-671-3200 (outside U.S.)

           Or write:
           Shareholder Services, Inc.
           P.O. Box 5143
           Denver, CO 80217-5143



RA0140.001.1296     [Recycled Paper Logo]    Printed on recycled paper

DEAR SHAREHOLDER:


The second half of 1996 was a period of uncertainty in the fixed income markets, largely due to investor fears of rapid economic growth and accelerating inflation. The 30-year Treasury rates rose above 7% in the second quarter and remained relatively unchanged until the end of the third quarter. That's when negative investor sentiment that led to the market downturn in June and July began to subside.

The swing away from inflationary fears seemed complete in October with the release of economic indicators showing a firm dollar, low inflation and slow growth. When the Federal Reserve responded to these indicators with another decision to leave rates alone, it appeared that concerns about rapid growth had been overblown, and interest rates fell in response. The status quo outcome of the presential election also aided the decline in rates, and the bond market experienced one of the most substantial post-election rallies in recent history. With continued, substainable non-inflationary growth of around 2% to 2.5%, and long-term rates at their lowest levels since April, the economy seems to have settled into a comfortable path of neither too little nor too much growth.

This decline in long-term Treasury rates over the past few months has caused the return on money market instruments to decline marginally, but the positive inflationary situation has helped to keep yields relatively strong. Money market fund yields are usually between three and five percentage points less than the yields on long-term bonds, and typically one percentage point above inflation. Assuming that the annual inflation rate is about 2.5%, money market yields would normally be about 3.5%, while longer-term yields might be as high as 5.5%. However, the difference between money market yields and inflation is currently greater than this formula would suggest. Part of the reason for this irregularity is the successful way in which the Federal Reserve Board has fought inflation.

As we head into 1997, money market funds continue to be a highly liquid opportunity to earn steady income while protecting principal. This year, money market funds turned out to be a good investment choice for the income-oriented investor.

For the twelve months ended December 31, 1996, the Fund's compounded annualized yield was 4.94%. Without compounding, the corresponding yield was 4.82%. The seven-day annualized yields with and without compounding on December 31, 1996 were 4.98% and 4.86%, respectively.(1)

An investment in the Fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Fund will maintain a stable $1.00 share price in the future.

Thank you for your confidence in Daily Cash Accumulation Fund, Inc. We look forward to helping you reach your investment goals in the future.

Sincerely,


/s/ James C. Swain
--------------------
James C. Swain
Chairman
Daily Cash Accumulation Fund, Inc.



/s/ Bridget A. Macaskill
------------------------
Bridget A. Macaskill
President
Daily Cash Accumulation Fund, Inc.

January 22, 1997



1. Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.

STATEMENT OF INVESTMENTS December 31, 1996
Daily Cash Accumulation Fund, Inc.


                                                          Face        Value
                                                         Amount      See Note 1
                                                       ---------    -----------

BANKERS' ACCEPTANCES-0.1%
First National Bank of Boston, 5.30%,
5/2/97 (Cost $4,910,931) .......................     $ 5,000,000     $ 4,910,931
                                                                     -----------


CERTIFICATES OF DEPOSIT-1.6%
DOMESTIC CERTIFICATES OF DEPOSIT-0.4%
LaSalle National Bank:
  5.51%, 4/4/97 ................................       8,000,000       8,000,000
  5.55%, 2/11/97 ...............................       7,000,000       7,000,000
                                                                     -----------
                                                                      15,000,000
                                                                     -----------
YANKEE CERTIFICATES OF DEPOSIT-1.2%
Societe Generale North America, Inc.:
  5.45%, 2/10/97 ...............................       8,000,000       8,000,087
  5.50%, 4/21/97 ...............................       5,000,000       5,000,000
  5.55%, 2/6/97 ................................      10,000,000      10,000,000
  5.62%, 3/25/97 ...............................       8,000,000       8,001,957
  5.92%, 9/17/97 ...............................      10,000,000      10,020,031
                                                                     -----------
                                                                      41,022,075
                                                                     -----------
Total Certificates of Deposit (Cost $56,022,075)                      56,022,075
                                                                     -----------


DIRECT BANK OBLIGATIONS-4.2%
ABN Amro Bank Canada, 5.43%, 1/10/97................  10,000,000       9,986,425
Bayerische Vereinsbank AG, 5.35%, 4/10/97...........   8,150,000       8,030,093
FCC National Bank, 5.55%, 2/14/97...................  10,000,000      10,000,000
First National Bank of Boston:
  5.44%, 1/10/97 ...................................   5,000,000       5,000,000
  5.44%, 1/13/97 ...................................   5,000,000       5,000,000
  5.47%, 2/12/97 ...................................  10,000,000      10,000,000
  5.47%, 2/21/97 ...................................  10,000,000      10,000,000
  5.47%, 4/3/97 ....................................   7,000,000       7,000,000
  5.50%, 3/14/97 ...................................  10,000,000      10,000,000
  5.50%, 3/17/97 ...................................  15,000,000      15,000,000
  5.50%, 4/4/97 ....................................   5,000,000       5,000,000
Huntington National Bank:...........................
  5.35%, 1/2/97 ....................................  10,000,000      10,000,000
  5.35%, 1/8/97 ....................................   7,000,000       7,000,000
  5.53%, 2/3/97 ....................................  15,000,000      15,001,002

Daily Cash Accumulation Fund, Inc.



                                                                      Face           Value
                                                                     Amount        See Note 1
                                                                   ---------      -----------



DIRECT BANK OBLIGATIONS-4.2% (CONTINUED)
National Westminster Bank of Canada:
  5.36%, 4/7/97 .................................               $  7,000,000     $  6,899,946
  5.40%, 2/18/97 ................................                  5,000,000        4,964,000
Societe Generale North America, Inc.:
  5.30%, 4/11/97 ................................                  5,000,000        4,926,389
  5.38%, 2/7/97 .................................                  7,000,000        6,961,294
                                                                                 ------------
Total Direct Bank Obligations (Cost $150,769,149)                                 150,769,149
                                                                                 ------------


LETTERS OF CREDIT-6.0%
Bank of America NT & SA, guaranteeing commercial paper of:
  Formosa Plastics Corp., USA-Series A, 5.34%, 3/21/97             5,000,000        4,941,408
  Hyundai Motor Finance Co., 5.37%, 4/21/97                        5,000,000        4,917,958
Bank One, Cleveland, guaranteeing commercial paper of:
  Capital One Funding Corp.-Series 1995F, 5.85%, 1/2/97(1)        10,650,000       10,650,000
  Capital One Funding Corp.-Series 1995F, 5.85%, 1/2/97(1)(2)      8,900,000        8,900,000
Barclays Bank PLC, guaranteeing commercial paper of:
  Banco Bradesco S.A.-Grand Cayman Branch:
  Series A, 5.31%, 4/28/97 ............                           11,000,000       10,810,167
  Series A, 5.35%, 4/18/97 ............                            5,000,000        4,920,493
  Series B, 5.33%, 5/20/97 ............                            5,000,000        4,897,101
Banco Real S.A., Grand Cayman Branch:
  Series A, 5.32%, 4/22/97 ............                            5,000,000        4,917,983
  Series A, 5.37%, 4/21/97 ............                           10,000,000        9,835,917
Petroleo Brasileiro, S.A.-Petrobras II:
  Series C, 5.35%, 4/1/97 .............                            5,000,000        4,933,125
  Series C, 5.38%, 4/3/97 .............                            5,000,000        4,931,256
Petroleo Brasileiro, S.A.-Petrobras:
  Series A, 5.30%, 5/5/97 .............                            5,000,000        4,908,722
  Series A, 5.31%, 5/6/97 .............                           15,000,000       14,723,438
  Series A, 5.31%, 5/7/97 .............                            5,000,000        4,907,075
  Series A, 5.37%, 4/7/97 .............                            5,000,000        4,928,400
  Series B, 5.32%, 6/3/97 .............                            5,000,000        4,886,950
  Series B, 5.40%, 4/9/97 .............                           10,000,000        9,853,000

Daily Cash Accumulation Fund, Inc.



                                                                Face              Value
                                                               Amount           See Note 1
                                                             -----------        -----------

LETTERS OF CREDIT-6.0% (CONTINUED)
Bayerische Vereinsbank AG, guaranteeing commercial paper of:
Banco Rio de la Plata S.A.:
  Series A, 5.40%, 1/21/97 ............................      $ 5,000,000         $4,985,000
  Series A, 5.43%, 1/17/97 ............................       10,000,000          9,975,867
  Series A, 5.40%, 1/22/97 ............................        5,000,000          4,984,250
Galicia Funding Corp.:
  Series A, 5.36%, 3/3/97(3)...........................        5,000,000          4,954,589
  Series B, 5.35%, 3/3/97(3)...........................        5,000,000          4,954,674
  Series B, 5.45%, 3/4/97(3)...........................       10,000,000          9,907,000

Credit Suisse, guaranteeing commercial paper of:
  COSCO (Cayman) Co., Ltd., 5.38%, 3/14/97.............       15,000,000          14,838,600

Societe Generale, guaranteeing commercial paper of:
  Girsa Funding Corp., 5.32%, 4/3/97(3)................        9,000,000           8,877,640

  Nacional Financiera, SNC:
    Series A, 5.31%, 2/24/97...........................       20,000,000          19,840,700
    Series A, 5.44%, 1/8/97............................        5,000,000           4,994,711
    Series A, 5.44%, 1/9/97............................        5,000,000           4,993,956
    Series B, 5.33%, 3/3/97............................        5,000,000           4,954,843
                                                                                 -----------
Total Letters of Credit (Cost $217,124,823)............                          217,124,823
                                                                                 -----------


SHORT-TERM NOTES-86.7%
AUTOMOTIVE-0.8%
BMW U.S. Capital Corp.:
  5.31%, 2/24/97    ...................................        10,000,000          9,920,350
  5.32%, 2/20/97    ...................................        20,000,000         19,852,222
                                                                                 -----------
                                                                                  29,772,572
                                                                                 -----------
BANKS-0.7%
Bankers Trust Co., New York, 5.35%, 11/26/97(1)............    10,000,000          9,993,799
CoreStates Capital Corp.:
  5.36%, 6/27/97 ..........................................     5,000,000          4,868,233
  5.47%, 7/14/97(1)........................................     5,000,000          5,000,000
  5.70%, 6/27/97(1)........................................     5,000,000          5,000,000
                                                                                 -----------
                                                                                  24,862,032
                                                                                 -----------


Daily Cash Accumulation Fund, Inc.



                                                                 Face               Value
                                                                Amount            See Note 1
                                                              ---------          -----------



BEVERAGES-3.2%
Coca-Cola Enterprises, Inc.:
5.31%, 3/19/97(3) .......................................... $12,000,000         $11,863,453
5.31%, 3/7/97(3) ...........................................  27,000,000          26,739,910
5.32%, 2/26/97(3) ..........................................  15,000,000          14,875,867
5.32%, 2/27/97(3) ..........................................  10,000,000           9,915,767
5.33%, 2/19/97(3) ..........................................  15,000,000          14,891,179
5.34%, 1/31/97(3) ..........................................  17,000,000          16,924,350
5.35%, 3/11/97(3) ..........................................   5,000,000           4,948,729
5.35%, 3/18/97(3) ..........................................   8,000,000           7,909,644
5.35%, 3/24/97(3) ..........................................   7,000,000           6,914,697
                                                                                 -----------
                                                                                 114,983,596
                                                                                 -----------
BROKER/DEALERS-12.5%
CS First Boston, Inc.:
  5.31%, 1/30/97 ............................................   7,000,000          6,970,057
  5.31%, 2/20/97 ............................................  15,000,000         14,889,375
  5.33%, 2/13/97(3) .........................................  25,000,000         24,840,661
  5.35%, 2/12/97(3) .........................................  10,000,000          9,937,642
  5.38%, 3/4/97(1)(4) .......................................  10,000,000         10,000,000
  5.58%, 1/21/97(1)(4) ......................................  10,000,000         10,000,000
Goldman Sachs Group, L.P.:
  5.31%, 3/21/97 ............................................  23,000,000         22,731,992
  5.31%, 5/5/97 .............................................  15,000,000         14,725,650
  5.38%, 3/14/97 ............................................  10,000,000          9,892,400
  5.42%, 1/17/97 ............................................  10,000,000          9,975,911
  5.43%, 1/13/97 ............................................  30,000,000         29,945,700
  5.50%, 4/4/97 .............................................  15,000,000         14,786,875
  8.25%, 1/2/97 .............................................  52,550,000         52,539,173
Merrill Lynch & Co., Inc.:
  5.31%, 2/28/97 ............................................   5,000,000          4,957,225
  5.33%, 1/2/97 .............................................  20,000,000         19,997,036
  5.33%, 1/24/97 ............................................  20,000,000         19,931,894
  5.33%, 3/10/97 ............................................  20,000,000         19,798,644
  5.35%, 1/28/97 ............................................   5,000,000          4,979,937
  5.40%, 1/31/97(1) .........................................  20,000,000         20,000,000
  5.40%, 2/10/97 ............................................  12,000,000         11,928,000
  5.42%, 1/23/97 ............................................  35,000,000         34,884,897
  5.42%, 12/19/97(1) ........................................  15,000,000         14,999,534
  5.43%, 10/24/97(1) ........................................  10,000,000          9,998,378
  5.44%, 1/21/97 ............................................  10,000,000          9,969,778

Daily Cash Accumulation Fund, Inc.



                                                               Face               Value
                                                              Amount            See Note 1
                                                             ---------         -----------

BROKER/DEALERS-12.5% (CONTINUED)
Morgan Stanley Group, Inc.:
  5.26%, 6/27/97(1) ......................................  $36,815,000        $ 36,815,000
  5.41%, 2/3/97 ..........................................   10,000,000           9,950,408
                                                                                -----------
                                                                                449,446,167
                                                                                -----------
BUILDING MATERIALS-0.1%
Compagnie de Saint-Gobain, 5.38%, 4/23/97..................   5,000,000           4,916,311
                                                                                -----------

CHEMICALS-0.2%
Monsanto Co., 5.30%, 1/27/97(3)............................   6,900,000           6,873,588
                                                                                -----------

COMMERCIAL FINANCE-12.3%
CIT Group Holdings, Inc.:
  5.31%, 1/24/97 ..........................................  15,000,000          14,949,112
  5.33%, 11/20/97(1) ......................................  15,000,000          14,989,942
  5.35%, 5/1/97(1) ........................................  10,000,000           9,996,244
  5.35%, 6/11/97(1) .......................................  10,000,000           9,994,762
  5.37%, 9/17/97(1) .......................................  20,000,000          19,989,710
  5.67%, 3/1/98(1) ........................................  38,500,000          38,500,000
Countrywide Home Loans:
  5.33%, 1/23/97 ..........................................  24,000,000          23,921,827
  5.33%, 2/19/97 ..........................................   5,000,000           4,963,726
  5.33%, 3/3/97 ...........................................   5,000,000           4,954,843
  5.34%, 1/8/97 ...........................................   9,000,000           8,990,655
  5.34%, 3/12/97 ..........................................   5,000,000           4,948,083
  5.36%, 3/5/97 ...........................................  16,000,000          15,849,920
  5.37%, 3/4/97 ...........................................  10,000,000           9,907,517
FINOVA Capital Corp.:
  5.37%, 2/18/97 ..........................................   3,000,000           2,978,520
  5.37%, 2/24/97 ..........................................  10,000,000           9,919,450
  5.37%, 2/28/97 ..........................................   7,000,000           6,939,326
  5.38%, 1/7/97 ...........................................   8,000,000           7,992,827
  5.38%, 2/20/97 ..........................................   5,000,000           4,962,639
  5.40%, 1/15/97 ..........................................   5,000,000           4,989,500
  5.40%, 2/27/97 ..........................................  32,000,000          31,727,682
  5.43%, 2/26/97 ..........................................  20,000,000          19,831,067
  5.49%, 2/5/97 ...........................................   5,000,000           4,973,312
  5.53%, 1/24/97 ..........................................   5,000,000           4,982,335
  5.68%, 1/17/97 ..........................................   3,000,000           2,992,427
  6.06%, 2/21/97(1) .......................................  15,000,000          15,000,000

Daily Cash Accumulation Fund, Inc.



                                                                  Face             Value
                                                                 Amount          See Note 1
                                                               ---------         -----------

COMMERCIAL FINANCE-12.3% (CONTINUED)
Heller Financial, Inc.:
5.41%, 3/17/97 ............................................. $20,000,000         $19,774,479
5.42%, 2/6/97 ..............................................   7,000,000           6,962,060
5.43%, 1/14/97 .............................................  15,000,000          14,970,587
5.45%, 3/20/97 .............................................   5,000,000           4,940,958
5.45%, 3/21/97 .............................................   2,000,000           1,976,081
5.46%, 10/1/97(1) ..........................................  20,000,000          19,997,008
5.46%, 10/10/97(1) .........................................  13,000,000          12,997,991
5.55%, 4/10/97 .............................................   7,000,000           6,893,162
5.55%, 4/2/97 ..............................................   9,500,000           9,366,723
5.59%, 12/18/97(1) .........................................  15,000,000          15,000,000
5.66%, 1/15/97 .............................................  10,000,000          10,000,518
5.69%, 3/28/97(1) ..........................................  20,000,000          20,001,439
                                                                                 -----------
                                                                                 442,126,432
                                                                                 -----------
COMPUTER SOFTWARE-0.3%
First Data Corp.:
  5.37%, 6/10/97 ............................................  5,000,000           4,880,667
  5.40%, 2/25/97 ............................................  5,000,000           4,958,750
                                                                                 -----------
                                                                                   9,839,417
                                                                                 -----------
CONGLOMERATES-1.0%
Mitsubishi International Corp.:
5.34%, 1/8/97 ...............................................  9,500,000           9,490,136
5.43%, 2/7/97 ............................................... 19,000,000          18,893,964
5.44%, 2/14/97 ..............................................  7,800,000           7,748,139
                                                                                  ----------
                                                                                  36,132,239
                                                                                 -----------
CONSUMER FINANCE-3.0%
American Express Corp., 5.32%, 1/3/97 ....................... 15,000,000          14,995,567
Island Finance Puerto Rico, Inc.:
5.32%, 3/11/97 .............................................. 13,700,000          13,560,306
5.34%, 3/24/97 ..............................................  5,100,000           5,037,967
5.36%, 1/15/97 ..............................................  8,000,000           7,983,324
5.39%, 3/25/97 .............................................. 16,500,000          16,294,955
5.44%, 3/20/97 .............................................. 10,000,000           9,882,133

Daily Cash Accumulation Fund, Inc.



                                                                 Face               Value
                                                                Amount            See Note 1
                                                               ---------         -----------

CONSUMER FINANCE-3.0% (CONTINUED)
Sears Roebuck Acceptance Corp.:
  5.31%, 3/3/97 ...........................................  $25,000,000         $ 24,775,063
  5.32%, 3/31/97 ..........................................    9,000,000            8,881,630
  5.43%, 1/16/97 ..........................................    5,000,000            4,988,688
                                                                                 ------------
                                                                                  106,399,633
                                                                                 ------------
DIVERSIFIED FINANCIAL-14.5%
Associates Corp. of North America, 7.28%, 1/2/97 ..........   75,000,000           74,984,833
Ford Motor Credit Co.:
  5.32%, 1/10/97 ..........................................   15,000,000           14,980,050
  5.32%, 1/6/97 ...........................................   24,300,000           24,282,045
  5.32%, 1/8/97 ...........................................   13,600,000           13,585,932
  5.32%, 1/9/97 ...........................................   15,000,000           14,982,267
  5.40%, 1/2/97 ...........................................   75,000,000           74,985,167
  5.57%, 5/12/97(1) .......................................   15,000,000           15,001,935
General Electric Capital Corp.:
  5.31%, 1/15/97 ..........................................   15,000,000           14,969,025
  5.50%, 1/31/97 ..........................................    5,000,000            4,977,083
General Electric Capital Services, 7.12%, 1/2/97 ..........   78,000,000           77,984,573
General Motors Acceptance Corp.:
  5.35%, 1/8/97 ...........................................   21,000,000           20,978,154
  5.35%, 3/3/97 ...........................................    5,000,000            4,954,674
  5.38%, 2/18/97 ..........................................   10,000,000            9,928,267
  5.41%, 4/10/97 ..........................................    5,000,000            5,058,018
  5.41%, 4/7/97 ...........................................   27,975,000           27,569,817
  5.45%, 1/16/97 ..........................................   10,000,000            9,977,292
  5.45%, 2/12/97 ..........................................   13,000,000           12,917,342
  5.45%, 2/12/97 ..........................................   17,000,000           16,891,908
  5.45%, 2/4/97 ...........................................    8,900,000            8,854,190
  5.45%, 2/6/97 ...........................................   10,000,000            9,945,500
  5.45%, 4/21/97(1) .......................................   15,000,000           14,991,777
  5.47%, 2/14/97 ..........................................   18,500,000           18,376,317
  5.48%, 3/11/97 ..........................................    5,000,000            4,947,483
  5.48%, 3/26/97 ..........................................    5,025,000            4,960,747
Household Finance Corp., 5.30%, 2/24/97....................   15,000,000           14,880,750
Transamerica Finance Corp., 5.33%, 3/17/97 ................    5,000,000            4,944,479
                                                                                   ----------
                                                                                  520,909,625
                                                                                  -----------

Daily Cash Accumulation Fund, Inc.



                                                               Face       Value
                                                              Amount    See Note 1
                                                            ---------   ---------



ELECTRICAL EQUIPMENT-0.4%
Xerox Corp., 5.30%, 1/10/97 ............................. $15,000,000  $14,980,125
                                                                       -----------
ELECTRONICS-2.3%
Avnet, Inc., 5.34%, 3/14/97 ..............................  5,000,000    4,946,600
Mitsubishi Electric Finance America, Inc.:
  5.32%, 2/21/97(3) ...................................... 10,000,000    9,924,633
  5.33%, 1/30/97(3) ...................................... 16,285,000   16,214,929
  5.35%, 1/15/97(3) ...................................... 10,000,000    9,979,194
  5.36%, 2/5/97(3) ....................................... 25,000,000   24,869,722
  5.37%, 1/3/97(3) ....................................... 16,734,000   16,729,008
                                                                       -----------
                                                                        82,664,086
                                                                       -----------
ENVIRONMENTAL-0.1%
WMX Technologies, Inc., 5.36%, 4/18/97(3).................. 5,000,000    4,920,344
                                                                       -----------

HEALTHCARE/DRUGS-0.1%
Sandoz Corp., 5.30%, 1/23/97(3)............................ 5,000,000    4,983,806
                                                                       -----------

HEALTHCARE/SUPPLIES & SERVICES-0.5%
American Home Products, 5.33%, 1/10/97(3)................. 10,000,000    9,986,675
Sherwood Medical Co., 5.32%, 1/24/97(3).................... 7,000,000    6,976,208
                                                                       -----------
                                                                        16,962,883
                                                                       -----------
INDUSTRIAL SERVICES-0.4%
Atlas Copco AB, 5.30%, 2/24/97(3).........................  5,000,000    4,960,250
PHH Corp., 5.79%, 3/26/97(1).............................. 10,000,000    9,998,653
                                                                       -----------
                                                                        14,958,903
                                                                       -----------
INSURANCE-6.8%
Allstate Life Insurance Co., 5.38%, 1/3/97(1)............. 10,000,000   10,000,000
General American Life Insurance Co., 5.58%, 1/3/97(1)..... 30,000,000   30,000,000
Jackson National Life:
  5.39%, 1/3/97(1) ....................................... 15,000,000   15,000,000
  5.40%, 1/3/97(1) ....................................... 30,000,000   30,000,000
Pacific Mutual Life Insurance Co., 5.57%, 1/2/97(1)(4).....50,000,000   50,000,000
Protective Life Insurance Co., 5.52%, 1/26/97(1)(4)........20,000,000   20,000,000

Daily Cash Accumulation Fund, Inc.



                                                             Face        Value
                                                            Amount     See Note 1
                                                           ---------   -----------


INSURANCE-6.8% (CONTINUED)
TransAmerica Life Insurance & Annuity Co.:
  5.38%, 10/15/97(1) ..................................   $25,000,000 $ 25,000,000
  5.38%, 8/7/97(1)(4) .................................    25,000,000   25,000,000
  5.38%, 9/30/97(1) ...................................    20,000,000   20,000,000
TransAmerica Occidental Life, 5.38%, 9/29/97(1).........   20,000,000   20,000,000
                                                                       -----------
                                                                       245,000,000
                                                                       -----------
LEASING & FACTORING-0.9%
International Lease Finance Corp.:
  5.30%, 3/7/97 ........................................   10,000,000    9,904,306
  5.33%, 2/3/97 ........................................   13,775,000   13,707,698
  5.33%, 2/7/97 ........................................   10,000,000    9,945,219
                                                                       -----------
                                                                        33,557,223
                                                                       -----------
NONDURABLE HOUSEHOLD GOODS-0.1%
Newell Co., 5.33%, 3/7/97(3).............................   5,000,000    4,951,882
                                                                       -----------

OIL-INTEGRATED-0.3%
Repsol International Finance, 5.35%, 3/28/97.............  10,000,000    9,872,194
                                                                       -----------

SAVINGS & LOANS-0.2%
First Bank FSB, 5.58%, 8/29/97(1)........................   7,000,000    6,999,550
                                                                       -----------

SPECIAL PURPOSE FINANCIAL-23.1%
Asset Backed Capital Finance, Inc.:
  5.45%, 3/12/97(3)                                        15,000,000   14,841,042
  5.48%, 12/15/97(1)(4) .................................  15,000,000   14,994,921
Asset-Securitization Cooperative:
  5.31%, 1/29/97(3) .....................................  10,000,000    9,958,700
  5.31%, 2/18/97(3) .....................................  15,000,000   14,893,867
  5.31%, 2/26/97(3) .....................................  25,000,000   24,793,500
  5.33%, 3/11/97(3) .....................................   7,000,000    6,928,489
  5.33%, 3/17/97(3) .....................................  10,000,000    9,888,958
  5.34%, 3/18/97(3) .....................................  14,200,000   14,039,919
  5.35%, 3/19/97(3) .....................................  10,000,000    9,885,569

Daily Cash Accumulation Fund, Inc.



                                                                            Face        Value
                                                                           Amount     See Note 1
                                                                         ---------    -----------

SPECIAL PURPOSE FINANCIAL-23.1% (CONTINUED)
Beta Finance, Inc.:
  5.32%, 5/12/97(1)(3) ............................................... $15,000,000    $15,001,041
  5.35%, 3/17/97(3) ..................................................  10,000,000      9,888,542
  5.35%, 4/17/97(3) ..................................................  15,000,000     14,763,708
Cooperative Association of Tractor Dealers, Inc., 5.50%, 2/4/97 ......   8,200,000      8,157,406
CXC, Inc.:
  5.31%, 2/25/97(3) ..................................................  15,000,000     14,878,313
  5.32%, 1/7/97(3) ...................................................  15,000,000     14,986,700
  5.32%, 3/12/97(3) ..................................................  10,000,000      9,896,556
  5.33%, 1/8/97(3) ...................................................  20,000,000     19,979,272
  5.35%, 1/16/97(3) ..................................................   5,000,000      4,988,854
  5.35%, 2/5/97(3) ...................................................  25,000,000     24,869,965
Falcon Asset Securitization Corp.:
  5.30%, 2/25/97(3) ..................................................  15,000,000     14,878,542
  5.32%, 1/13/97(3) ..................................................  21,000,000     20,962,760
  5.33%, 1/7/97(3) ...................................................  16,000,000     15,985,787
First Deposit Master Trust 1993-3:
  5.32%, 1/24/97(3) ..................................................   5,000,000      4,983,006
  5.32%, 2/24/97(3) ..................................................  12,000,000     11,904,240
  5.32%, 2/26/97(3) ..................................................   5,900,000      5,851,174
  5.32%, 2/27/97(3) ..................................................  17,000,000     16,856,803
  5.35%, 1/21/97(3) ..................................................   9,200,000      9,172,656
  5.35%, 3/20/97(3) ..................................................   5,000,000      4,942,042
  5.65%, 1/9/97(3) ...................................................   5,000,000      4,993,944
Fleet Funding Corp.:
  5.32%, 1/9/97(3) ...................................................  27,026,000     26,994,049
  5.45%, 1/17/97(3) ..................................................  25,000,000     24,939,444
New Center Asset Trust:
  5.35%, 4/1/97 ......................................................  15,000,000     14,799,375
  5.40%, 2/6/97 ......................................................  15,000,000     14,919,000
  5.43%, 1/29/97 .....................................................  25,000,000     24,894,417
  7.30%, 1/2/97 ...................................................... 100,000,000     99,979,722
RACERS Series 1996-MM-12-3, 5.59%, 12/15/97(1)(4) ....................  15,000,000     15,000,000

Daily Cash Accumulation Fund, Inc.



                                                                           Face         Value
                                                                          Amount      See Note 1
                                                                        ---------     -----------


SPECIAL PURPOSE FINANCIAL-23.1% (CONTINUED)
Sheffield Receivables Corp.:
  5.32%, 1/16/97 ...................................................   $ 7,450,000   $ 7,433,486
  5.32%, 1/16/97(3) ................................................    10,000,000     9,977,833
  5.32%, 1/6/97(3) .................................................    26,160,000    26,140,648
Short Term Card Account Trust 1995-1, Class A1, 5.61%, 1/15/97(1)(4)    15,000,000    15,000,000
Sigma Finance, Inc.:
  5.30%, 5/16/97(3) ................................................     5,000,000     4,900,625
  5.31%, 5/12/97(3) ................................................    10,000,000     9,806,775
  5.31%, 5/14/97(3) ................................................     6,500,000     6,372,486
  5.31%, 5/19/97(3) ................................................     5,000,000     4,898,225
  5.32%, 5/6/97(3) .................................................     5,000,000     4,907,639
  5.33%, 3/3/97(3) .................................................     5,000,000     4,954,843
  5.37%, 4/15/97(3) ................................................    15,000,000    14,767,300
  5.37%, 4/28/97(3) ................................................    21,000,000    20,634,668
  5.37%, 4/8/97(3) .................................................    14,000,000    13,797,432
  5.38%, 1/3/97(3) .................................................    10,000,000     9,997,011
  5.38%, 4/9/97(3) .................................................    24,000,000    23,649,024
  5.44%, 2/28/97(3) ................................................    10,000,000     9,912,356
  5.45%, 1/24/97(3) ................................................     5,000,000     4,982,590
  5.45%, 2/19/97(3) ................................................    15,000,000    14,888,729
SMM Trust:
  1996-B, 5.42%, 8/4/97(4) .........................................    10,000,000    10,000,000
  1996-I, 5.71%, 5/29/97(1)(4) .....................................    10,000,000    10,000,000
  1996-V, 5.98%, 3/26/97(4) ........................................    10,000,000    10,000,000
TIERS Series DCMT 1996-A, 5.64%, 10/15/97(1)(4)............ ........     5,000,000     5,000,000
                                                                                     -----------
                                                                                     831,713,953
                                                                                     -----------
TELECOMMUNICATIONS-TECHNOLOGY-2.9%
GTE Corp., 5.48%, 4/1/97 ............................................    10,000,000     9,863,000
NYNEX Corp.:
  5.32%, 2/21/97 ....................................................    8,000,000     7,939,707
  5.33%, 2/18/97 ....................................................    5,000,000     4,964,467
  5.34%, 1/27/97 ....................................................    5,000,000     4,980,717
  5.34%, 3/6/97 .....................................................   10,000,000     9,905,067
  5.34%, 3/7/97 .....................................................    7,000,000     6,932,508

Daily Cash Accumulation Fund, Inc.



                                                                                 Face                  Value
                                                                               Amount                See Note 1
                                                                               ---------             -----------



TELECOMMUNICATIONS-TECHNOLOGY-2.9% (CONTINUED)
  5.35%, 1/10/97 ...........................................................  $20,000,000          $   19,973,250
  5.35%, 1/24/97 ...........................................................   10,000,000               9,965,819
  5.35%, 3/5/97 ............................................................    5,000,000               4,953,363
  5.42%, 1/13/97 ...........................................................   15,000,000              14,972,900
  5.42%, 1/17/97 ...........................................................    9,400,000               9,377,607
                                                                                                   --------------
                                                                                                      103,828,405
                                                                                                   --------------
Total Short-Term Notes (Cost $3,121,654,966)................................                        3,121,654,966
                                                                                                   --------------


U.S. GOVERNMENT AGENCIES-0.9%
Federal Home Loan Bank, 5.68%, 8/1/97 (Cost $33,982,579)(1) ................    34,000,000             33,982,579
                                                                                                   --------------


FOREIGN GOVERNMENT OBLIGATIONS-1.0%
Bayerische Landesbank Girozentrale, 5.07%, 7/29/97(1) ......................    15,000,000             15,000,000
Westdeutsche Landesbank Girozentrale, guaranteeing commercial paper of:
  Unibanco-Uniao de Bancos Brasileiros SA-Grand Cayman-Series A, 5.37%, 4/7/97   5,000,000              4,928,400

  Comision Federal de Electricidad:
    Series A, 5.31%, 2/18/97 ...............................................    10,000,000              9,929,200
    Series A, 5.36%, 3/11/97 ...............................................     5,000,000              4,948,633
                                                                                                   --------------
Total Foreign Government Obligations (Cost $34,806,233)....                                            34,806,233
                                                                                                   --------------
Total Investments, at Value.................................................         100.5%         3,619,270,756
Liabilities in Excess of Other Assets.......................................          (0.5)         (17,781,686)
                                                                                     -----         --------------

Net Assets..................................................................         100.0%        $3,601,489,070
                                                                                     =====         ==============

Daily Cash Accumulation Fund, Inc.




Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1. Floating or variable rate obligation. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 1996. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.
2. Put obligation redeemable at full face value on the date reported.
3. Restricted securities, including those issued in exempt transactions without registration under the Securities Act of 1933 (the Act), amounting to $881,361,667, or 24.47% of the Fund's net assets, have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.
4. Restricted securities which are considered illiquid, by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale, amount to $194,994,921, or 5.41% of the Fund's net assets. The Fund may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities.


See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES December 31, 1996
Daily Cash Accumulation Fund, Inc.

ASSETS:
Investments, at value-see accompanying statement .............       $3,619,270,756
Cash .........................................................            4,025,043
Receivables:
  Interest ...................................................            7,239,494
  Shares of capital stock sold ...............................              435,693
Other ........................................................               71,879
                                                                     --------------
    Total assets .............................................        3,631,042,865
                                                                     --------------

LIABILITIES:
Payables and other liabilities:
  Shares of capital stock redeemed ...........................           28,952,775
  Service plan fees ..........................................              235,143
  Dividends ..................................................                8,792
  Directors' fees ............................................                4,452
Other ........................................................              352,633
                                                                     --------------
  Total liabilities ..........................................           29,553,795
                                                                     --------------

NET ASSETS ...................................................       $3,601,489,070
                                                                     ==============

COMPOSITION OF NET ASSETS:
Par value of shares of capital stock .........................       $  360,135,211
Additional paid-in capital ...................................        3,241,216,896
Accumulated net realized gain on investment transactions .....              136,963
                                                                     --------------

NET ASSETS-applicable to 3,601,352,108 shares of capital
  stock outstanding ..........................................       $3,601,489,070
                                                                     ==============
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE
  PER SHARE ..................................................                $1.00

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended December 31, 1996
Daily Cash Accumulation Fund, Inc.

INVESTMENT INCOME-Interest .............................................................     $ 197,327,796
                                                                                             -------------

EXPENSES:
Management fees-Note 3 .................................................................        13,374,834
Service plan fees-Note 3 ...............................................................         7,123,026
Transfer and shareholder servicing agent fees-Note 3 ...................................         2,910,657
Custodian fees and expenses ............................................................           384,166
Registration and filing fees ...........................................................           342,496
Shareholder reports ....................................................................           273,627
Legal and auditing fees ................................................................            45,581
Directors' fees and expenses ...........................................................            30,738
Insurance expenses .....................................................................            29,160
Other ..................................................................................            11,999
                                                                                             -------------
  Total expenses .......................................................................        24,526,284
  Less reimbursement of expenses by Centennial Asset Management Corporation-Note 3 .....          (441,801)
                                                                                             -------------
  Net expenses .........................................................................        24,084,483
                                                                                             -------------
NET INVESTMENT INCOME ..................................................................       173,243,313

NET REALIZED GAIN ON INVESTMENTS .......................................................             2,534
                                                                                             -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................     $ 173,245,847
                                                                                             =============

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
Daily Cash Accumulation Fund, Inc.

                                                                      Year Ended December 31,
                                                                    1996                   1995
                                                              ---------------        ---------------
OPERATIONS:
Net investment income .................................       $   173,243,313        $   179,893,318
Net realized gain .....................................                 2,534                664,800
                                                              ---------------        ---------------
Net increase in net assets resulting from operations ..           173,245,847            180,558,118


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS ...........          (173,245,601)          (180,522,108)

CAPITAL STOCK TRANSACTIONS:
Net increase in net assets resulting from capital stock
  transactions-Note 2 .................................            77,763,723            565,456,928
                                                              ---------------        ---------------

NET ASSETS:
Total increase ........................................            77,763,969            565,492,938
Beginning of period ...................................         3,523,725,101          2,958,232,163
                                                              ---------------        ---------------
End of period .........................................       $ 3,601,489,070        $ 3,523,725,101
                                                              ===============        ===============

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Daily Cash Accumulation Fund, Inc.

                                                                    Year Ended December 31,
                                                    1996        1995        1994        1993        1992
                                                    ----        ----        ----        ----        ----
PER SHARE OPERATING DATA:
Net asset value, beginning
  of period ...................................    $1.00       $1.00       $1.00       $1.00       $1.00
Income from investment
  operations-net investment
  income and net realized gain ................      .05         .05         .04         .03         .03
Dividends and distributions to shareholders ...     (.05)       (.05)       (.04)       (.03)       (.03)
                                                   -----       -----       -----       -----       -----
Net asset value, end of period ................    $1.00       $1.00       $1.00       $1.00       $1.00
                                                   =====       =====       =====       =====       =====

TOTAL RETURN, AT
  NET ASSET VALUE(1) ..........................     4.93%       5.47%       3.77%       2.69%       3.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) .......   $3,602      $3,524      $2,958      $3,589      $4,061
Average net assets (in millions) ..............   $3,591      $3,379      $3,378      $3,940      $4,760

RATIOS TO AVERAGE NET ASSETS:
Net investment income .........................     4.82%       5.32%       3.64%       2.67%       3.50%
Expenses, before voluntary reimbursement
  by the Manager ..............................     0.68%       0.71%       0.74%       0.74%       0.70%
Expenses, net of voluntary reimbursement
  by the Manager ..............................     0.67%        N/A        0.73%        N/A         N/A

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Daily Cash Accumulation Fund, Inc.


1. SIGNIFICANT ACCOUNTING POLICIES

Daily Cash Accumulation Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Fund seeks to achieve this objective by investing in "money market" securities meeting specified quality standards. The Fund's investment adviser is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Fund.

Investment Valuation-Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Federal Taxes-The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders-The Fund intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Fund may withhold dividends or make distributions of net realized gains.

Other-Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Daily Cash Accumulation Fund, Inc.


2. CAPITAL STOCK
The Fund has authorized 15,000,000,000 shares of $0.10 par value capital stock. Transactions in shares of capital stock were as follows:

                                     Year Ended December 31, 1996               Year Ended December 31, 1995
                                 ------------------------------------       ------------------------------------
                                     Shares                Amount               Shares               Amount
                                 --------------       ---------------       --------------       ---------------
Sold ......................       7,263,772,507       $ 7,263,772,507        7,320,626,109       $ 7,320,626,109
Dividends and distributions
reinvested ................         170,695,960           170,695,960          177,673,219           177,673,219
Redeemed ..................      (7,356,704,744)       (7,356,704,744)      (6,932,842,400)       (6,932,842,400)
                                 --------------       ---------------       --------------       ---------------
Net increase ..............          77,763,723       $    77,763,723          565,456,928       $   565,456,928
                                 ==============       ===============       ==============       ===============


3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.45% on the first $500 million of average annual net assets with a reduction of 0.025% on each $500 million thereafter, to 0.25% on net assets in excess of $4 billion. The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed the most stringent applicable regulatory limit on Fund expenses.

Independently of the investment advisory agreement with the Fund, effective December 1, 1994, the Manager has voluntarily agreed to assume the Fund's expenses to the level needed to enable the Fund's seven-day yield (computed in accordance with procedures specified pursuant to regulations adopted under the Investment Company Act of 1940) to at least equal the seven-day yield of Centennial Money Market Trust, a related Fund for which the Manager also serves as investment adviser.

Shareholder Services, Inc. (SSI), a subsidiary of OFI, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

Under an approved plan of distribution, the Fund may expend up to 0.20% of its net assets annually to reimburse certain securities dealers and other financial institutions and organizations for costs incurred in distributing Fund shares.

INDEPENDENT AUDITORS' REPORT
Daily Cash Accumulation Fund, Inc.


The Board of Directors and Shareholders of Daily Cash Accumulation Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Daily Cash Accumulation Fund, Inc., as of December 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1996 and 1995, and the financial highlights for the period January 1, 1992 to December 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Daily Cash Accumulation Fund, Inc., at December 31, 1996, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP



Denver, Colorado
January 22, 1997

FEDERAL INCOME TAX INFORMATION (Unaudited)
Daily Cash Accumulation Fund, Inc.


In early 1997, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1996. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

None of the dividends paid by the Fund during the fiscal year ended December 31, 1996 are eligible for the corporate dividend-received deduction.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax adviser for specific guidance.